Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2015
Elimination Of Equity [Table Text Block]
Therefore, the corresponding amounts have been eliminated for the Partnership’s opening equity position as of August 12, 2014. Details of the liabilities eliminated are as follows:

As of
August 12,
(in thousands of U.S. dollars)	2014
Accrued interest on $48.5 million Promissory note due to Höegh LNG transferred to Partnership	$(1,684)
Accrued interest on $101.5 million Promissory note due to Höegh LNG transferred to Partnership	(2,947)
$40.0 million Promissory note and accrued interest due to Höegh LNG transferred to Partnership	(41,168)

Elimination to equity as of August 12, 2014	$45,799

Restatement to Prior Year Income [Table Text Block]
The following table presents the effect of the restatement on the Partnership’s previously reported net income (loss) and total equity as of the date and for the periods shown:

	Net income (loss)				Total equity
	Three months ended		Six months ended		As of	As of
	June 30		June 30,		June 30,	December 31,
	2015	2014	2015	2014	2015	2014
As previously reported or pre-restatement	$16,316	(7,306)	18,734	(9,070)	242,703	$237,440
Adjustments:
VAT, WHT and other	120	(307)	204	(347)	(887)	(957)
Indirect adjustments	2	(44)	78	(61)	79	(105)
As restated	$16,438	(7,657)	19,016	(9,478)	241,895	$236,378

Consolidated And Combined Carve out Statement Of Income [Member]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The following table presents the effect of the restatement on the Partnership’s consolidated and combined carve-out statement of income:

	Three months ended June 30, 2015
		Adjustments
		VAT,
	As	WHT and	Indirect
(in thousands of U.S. dollars, except per unit amounts)	reported	other	adjustments	As restated
REVENUES
Time charter revenues	$11,087	—	(22)	$11,065
Total revenues	11,087	—	(22)	11,065
OPERATING EXPENSES
Vessel operating expenses	(1,599)	—	—	(1,599)
Administrative expenses	(2,215)	—	—	(2,215)
Depreciation and amortization	(8)	—	—	(8)
Total operating expenses	(3,822)	—	—	(3,822)
Equity in earnings (losses) of joint ventures	11,481	—	—	11,481
Operating income	18,746	—	(22)	18,724
FINANCIAL INCOME (EXPENSES), NET
Interest income	2,425	—	—	2,425
Interest expense	(3,734)	—	24	(3,710)
Gain (loss) on derivative financial instruments	(8)	—	—	(8)
Other items, net	(934)	—	—	(934)
Total financial income (expense), net	(2,251)	—	24	(2,227)
Income (loss) before tax	16,495	—	2	16,497
Income tax expense	(179)	120	—	(59)
Net income (loss)	$16,316	120	2	$16,438

Earnings per unit
Common unit public (basic and diluted)	$0.62			$0.62
Commn unit Höegh LNG (Basic and diluted)	$0.62			$0.62
Subordinated unit (basic and diluted)	$0.62			$0.62

	Six months ended June 30, 2015
		Adjustments
	Pre-	VAT,		As
(in thousands of U.S. dollars, except per unit amounts)	restatement	WHT and other	Indirect adjustments	restated
REVENUES
Time charter revenues	$22,622	—	(45)	$22,577
Total revenues	22,622	—	(45)	22,577
OPERATING EXPENSES
Vessel operating expenses	(3,859)	—	—	(3,859)
Administrative expenses	(4,314)	—	—	(4,314)
Depreciation and amortization	(16)	—	—	(16)
Total operating expenses	(8,189)	—	—	(8,189)
Equity in earnings (losses) of joint ventures	9,359	—	—	9,359
Operating income	23,792	—	(45)	23,747
FINANCIAL INCOME (EXPENSES), NET	—	—	—
Interest income	4,852	—	—	4,852
Interest expense	(7,633)	—	123	(7,510)
Gain (loss) on derivative financial instruments	113	—	—	113
Other items, net	(2,034)	—	—	(2,034)
Total financial income (expense), net	(4,702)	—	123	(4,579)
Income (loss) before tax	19,090	—	78	19,168
Income tax expense	(356)	204	—	(152)
Net income (loss)	$18,734	204	78	$19,016

Earnings per unit
Common unit public (basic and diluted)	$0.71			$0.72
Common unit Höegh LNG (Basic and diluted)	$0.71			$0.72
Subordinated unit (basic and diluted)	$0.71			$0.72

	Three months ended June 30, 2014
		Adjustments
		VAT,
	As	WHT and	Indirect	As
(in thousands of U.S. dollars)	reported	other	adjustments	restated
REVENUES
Construction contract revenues	$7,485	599	—	$8,084
Other revenue	—	241	—	241
Total revenues	7,485	840	—	8,325
OPERATING EXPENSES
Vessel operating expenses	(1,145)	386	—	(759)
Construction contract expenses	(6,073)	(595)	—	(6,668)
Administrative expenses	(2,362)	(444)	—	(2,806)
Depreciation and amortization	(972)	—	—	(972)
Total operating expenses	(10,552)	(653)	—	(11,205)
Equity in earnings (losses) of joint ventures	(2,125)	—	—	(2,125)
Operating income (loss)	(5,192)	187	—	(5,005)
FINANCIAL INCOME (EXPENSES), NET
Interest income	435	—	—	435
Interest expense	(2,212)	—	(44)	(2,256)
Other items, net	(512)	(120)	—	(631)
Total financial income (expense), net	(2,289)	(120)	(44)	(2,452)
Income (loss) before tax	(7,481)	68	(44)	(7,457)
Income tax expense	175	(375)	—	(200)
Net income (loss)	$(7,306)	(307)	(44)	$(7,657)

	Six months ended June 30, 2014
		Adjustments
		Vat,
		WHT
	Pre-	and	Indirect	As
(in thousands of U.S. dollars)	restatement	other	adjustments	restated
REVENUES
Construction contract revenues	$36,612	2,227	—	$38,839
Other revenue	—	474	—	474
Total revenues	36,612	2,701	—	39,313
OPERATING EXPENSES
Vessel operating expenses	(1,145)	386	—	(759)
Construction contract expenses	(30,734)	(2,748)	—	(33,482)
Administrative expenses	(6,510)	(476)	—	(6,986)
Depreciation and amortization	(980)	—	—	(980)
Total operating expenses	(39,369)	(2,838)	—	(42,207)
Equity in earnings (losses) of joint ventures	(3,796)	—	—	(3,796)
Operating income (loss)	(6,553)	(137)	—	(6,690)
FINANCIAL INCOME (EXPENSES), NET
Interest income	901	—	—	901
Interest expense	(2,293)	—	(61)	(2,354)
Other items, net	(892)	(210)	—	(1,102)
Total financial income (expense), net	(2,284)	(210)	(61)	(2,555)
Income (loss) before tax	(8,837)	(347)	(61)	(9,245)
Income tax expense	(233)	—	—	(233)
Net income (loss)	$(9,070)	(347)	(61)	$(9,478)

Consolidated And Combined Carve out Balance Sheet [Member]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The following tables show the effect of the restatement on the Partnership’s condensed consolidated and combined carve-out balance sheets :

	As of June 30, 2015
		Adjustments
		VAT,
		WHT
	As	and	Indirect	As
	reported	other	adjustments	restated
ASSETS
Current assets
Cash and cash equivalents	$29,373	—	—	$29,373
Restricted cash	9,463	—	—	9,463
Trade receivables	—	6,189	—	6,189
Deferred debt issuance cost	2,561	(29)	—	2,532
Current portion of net investment in direct financing lease	2,962	134	(45)	3,051
Current deferred tax asset	316	24		340
Prepaid expenses and other receivables	3,222	(206)	—	3,016
Other current assets	148,713	—	—	148,713
Total current assets	196,610	6,112	(45)	202,677
Long-term assets
Restricted cash	15,116	—	—	15,116
Deferred debt issuance cost	10,367	—	124	10,491
Net investment in direct financing lease	291,490	154	—	291,644
Long-term deferred tax asset	1,396	272	—	1,668
Other long-term assets	20,080	(6,176)	—	13,904
Other equipment and advances to joint ventures	9,770	—	—	9,770
Total long-term assets	348,219	(5,750)	124	342,593
Total assets	$544,829	362	79	$545,270
LIABILITIES AND EQUITY
Current liabilities
Value added and withholding tax liability	264	6,714	—	6,978
Accrued liabilities and other payables	18,655	(5,465)	—	13,190
Other current liabilities	27,211	—	—	27,211
Total current liabilities	46,130	1,249	—	47,379
Total long-term liabilities	255,996	—	—	255,996
Total liabilities	302,126	1,249	—	303,375
Total equity	242,703	(887)	79	241,895
Total liabilities and equity	$544,829	362	79	$545,270

	As of December 31, 2014
		Adjustments
		VAT,
		WHT
	As	and	Indirect	As
	reported	other	adjustments	restated
ASSETS
Current assets
Cash and cash equivalents	$30,477	—	—	$30,477
Restricted cash	21,935	—	—	21,935
Trade receivables	—	6,189	—	6,189
Deferred debt issuance cost	2,603	(29)	—	2,574
Current portion of net investment in direct financing lease	2,809	85	—	2,894
Current deferred tax asset	318	25	—	343
Prepaid expenses and other receivables	5,091	(4,527)	—	564
Other current assets	149,906	—	—	149,906
Total current assets	213,139	1,743	—	214,882
Long-term assets
Restricted cash	15,184	—	—	15,184
Deferred debt issuance cost	11,974	(343)	(75)	11,556
Net investment in direct financing lease	292,379	120	(30)	292,469
Long-term deferred tax asset	1,572	95	—	1,667
Other long-term assets	21,626	(6,177)	—	15,449
Other equipment and advances to joint ventures	12,341	—	—	12,341
Total long-term assets	355,076	(6,306)	(105)	348,666
Total assets	$568,215	(4,562)	(105)	$563,548
LIABILITIES AND EQUITY
Current liabilities
Value added and withholding tax liability	835	2,231	—	3,066
Accrued liabilities and other payables	19,201	(5,836)	—	13,365
Other current liabilities	31,088	—	—	31,088
Total current liabilities	51,124	(3,605)	—	47,519
Total long-term liabilities	279,651	—	—	279,651
Total liabilities	330,775	(3,605)	—	327,170
Total equity	237,440	(957)	(105)	236,378
Total liabilities and equity	$568,215	(4,562)	(105)	$563,548

Consolidated And Combined Carve out Statements Of Cash Flows [Member]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The following tables show the effect of the restatement on the Partnership’s condensed consolidated and combined carve-out statements of cash flows

	Six months ended June 30, 2015
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
(in thousands of U.S. dollars)	restatement	other	adjustments	restated
OPERATING ACTIVITIES
Net income (loss)	$18,734	204	78	$19,016
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	16	—	—	16
Equity in losses (earnings) of joint ventures	(9,359)	—	—	(9,359)
Changes in accrued interest income on advances to joint ventures and demand note	706	—	—	706
Amortization and write off of deferred debt issuance cost	1,419	—	(123)	1,296
Changes in accrued interest expense	(105)	—	—	(105)
Net currency exchange losses (gains)	529	—	—	529
Unrealized loss (gain) on financial instruments	(113)	—	—	(113)
Other adjustments	69	(204)	—	(135)
Changes in working capital:
Restricted cash	12,012	—	—	12,012
Prepaid expenses and other receivables	2,011	—	—	2,011
Trade payables	287	—	—	287
Amounts due to owners and affiliates	(3,729)	—	—	(3,729)
Value added and withholding tax liability	(570)	—	—	(570)
Accrued liabilities and other payables	(3,135)	—	—	(3,135)
Net cash provided by (used in) operating activities	$18,772	—	(45)	$18,727

	Six months ended June 30, 2015
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
(in thousands of U.S. dollars)	restatement	other	adjustments	restated
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment	$(757)	—	—	$(757)
Receipts from repayment of principal on advances to joint ventures	3,043	—	—	3,043
Receipts from repayment of principal on direct financing lease	1,380	—	45	1,425
Net cash provided by investing activities	3,666	—	45	3,711
FINANCING ACTIVITIES
Repayment of long-term debt	(9,531)	—	—	(9,531)
Cash distributions to unitholders	(17,761)	—	—	(17,761)
Proceeds from indemnifications received from Höegh LNG	3,682	—	—	3,682
(Increase) decrease in restricted cash	68	—	—	68
Net cash provided by (used in) financing activities	(23,542)	—	—	(23,542)

Increase (decrease) in cash and cash equivalents	(1,104)	—	—	(1,104
Cash and cash equivalents, beginning of period	30,477	—	—	30,477
Cash and cash equivalents, end of period	$29,373	—	—	$29,373

	Six months ended June 30, 2014
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
(in thousands of U.S. dollars)	restatement	other	adjustments	restated
OPERATING ACTIVITIES
Net income (loss)	$(9,070)	(347)	(61)	$(9,478)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	980	—	—	980
Equity in losses (earnings) of joint ventures	3,796	—	—	3,796
Changes in accrued interest income on advances to joint ventures and demand note	(579)	—	—	(579)
Amortization and write off of deferred debt issuance cost	2,338	—	61	2,399
Changes in accrued interest expense	1,006	—	—	1,006
Refundable value added tax on import	(26,298)	—	—	(26,298)
Changes in working capital:
Trade receivables	(87)	(6,189)	—	(6,276)
Unbilled construction contract income	54,473	(2,227)	—	52,246
Bunkers	(2,931)	—	—	(2,931)
Prepaid expenses and other receivables	(1,845)	—	—	(1,845)
Trade payables	424	—	—	424
Amounts due to owners and affiliates	8,202	—	—	8,202
Value added and withholding tax liability	1,358	8,605	—	9,963
Accrued liabilities and other payables	3,259	(457)	—	2,802
Net cash provided by (used in) operating activities	35,026	(615)	—	34,411

INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment	(169,676)	(122)	—	(169,798)
Receipts from repayment of principal on advances to joint ventures	3,983	—	—	3,983
(Increase) decrease in restricted cash	10,700	—	—	10,700
Net cash provided by investing activities	$(154,993)	(122)	—	$(155,115)

	Six months ended June 30, 2014
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
(in thousands of U.S. dollars)	restatement	other	adjustments	restated
FINANCING ACTIVITIES
Proceeds from long-term debt	$257,099	—	—	$257,099
Repayment of loans and promissory notes due to owners and affiliates	(46,741)	—	—	(46,741)
Contributions from (distributions to) owner	(10,962)	—	—	(10,962)
Customer loan for funding of value added liability on import	26,298	—	—	26,298
Payment of debt issuance cost	(8,973)	737	—	(8,236)
Net cash provided by (used in) financing activities	216,721	737	—	217,458

Increase (decrease) in cash and cash equivalents	96,754	—	—	96,754
Cash and cash equivalents, beginning of period	108	—	—	108
Cash and cash equivalents, end of period	$96,862	—	—	$96,862

Consolidated And Combined Carve out Statements Of Comprehensive Income [Member]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The following table presents the effect of the restatement on the Partnership’s condensed consolidated and combined carve-out statement of comprehensive income:

	Three months ended June 30, 2015
		Adjustments
	As	VAT, WHT	Indirect
	reported	and other	adjustments	As restated
Net income	$16,316	120	2	$16,438
Unrealized losses on cash flow hedge	2,981	—	—	2,981
Income tax benefit	—	(118)	—	(118)
Other comprehensive income	2,981	(118)	—	2,863
Comprehensive income (loss)	$19,297	2	2	$19,301

	Six months ended June 30, 2015
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
	restatement	other	adjustments	restated
Net income	$18,734	204	78	$19,016
Unrealized losses on cash flow hedge	714	—	—	714
Income tax benefit	—	(203)	—	(203)
Other comprehensive income	714	(203)	—	511
Comprehensive income (loss)	$19,448	1	78	$19,527

	Three months ended June 30, 2014
		Adjustments
		VAT,
	As	WHT and	Indirect	As
	reported	other	adjustments	restated
Net income (loss)	$(7,306)	(307)	(44)	$(7,657)
Unrealized losses on cash flow hedge	(3,850)	—	—	(3,850)
Income tax benefit	963	—	—	963
Other comprehensive income	(2,887)	—	—	(2,887)
Comprehensive income (loss)	$(10,193)	(307)	(44)	$(10,544)

	Six months ended June 30, 2014
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
	restatement	other	adjustments	restated
Net income (loss)	$(9,070)	(347)	(61)	$(9,478)
Unrealized losses on cash flow hedge	(7,316)	—	—	(7,316)
Income tax benefit	1,829	—	—	1,829
Other comprehensive income	(5,487)	—	—	(5,487)
Comprehensive income (loss)	$(14,557)	(347)	(61)	$(14,965)